Consolidated Statement of Cash Flow (Tables)	12 Months Ended
Dec. 31, 2022
CONSOLIDATED STATEMENT OF CASH FLOW
Schedule of Non-cash Transactions Related to the Consolidated Statement of Cash Flow

Amounts in US$‘000	2022	2021	2020
Decrease in asset retirement obligation	(4,942)	(651)	(1,812)
Decrease in provisions for other long-term liabilities	(2,616)	(443)	(1,051)
Purchase of property, plant and equipment	7,864	—	—
Additions / changes in estimates of right-of-use assets	22,462	5,288	560

Schedule of Changes in Working Capital Shown in the Consolidated Statement of Cash Flow

Changes in working capital shown in the Consolidated Statement of Cash Flow are disclosed as follows:

Amounts in US$‘000	2022	2021	2020
(Increase) Decrease in Inventories	(6,694)	1,241	1,220
(Increase) Decrease in Trade receivables	(1,425)	(23,290)	3,190
(Increase) Decrease in Prepayments and other receivables and Other assets (a)	(30,929)	(13,817)	38,742
(Decrease) Increase in Trade and other payables	(999)	26,515	(48,392)
	(40,047)	(9,351)	(5,240)
(a)	Includes withholding taxes from clients for US$ 27,256,000, US$ 16,361,000 and US$ 10,046,000, in 2022, 2021 and 2020, respectively.

Schedule of reconciliation of liabilities arising from cash flow activities

The following chart shows the movements in the borrowings and lease liabilities for each of the periods presented:

		Lease
Amounts in US$‘000	Borrowings	Liabilities	Total
As of January 1, 2020	437,419	13,243	450,662
Proceeds from borrowings	350,000	—	350,000
Debt issuance costs paid	(7,507)	—	(7,507)
Acquisitions (Note 36.1)	—	17,851	17,851
Addition to lease liabilities	—	561	561
Accrual of borrowing's interests	48,232	—	48,232
Exchange difference	—	466	466
Foreign currency translation	(2,389)	(1,641)	(4,030)
Unwinding of discount	—	1,247	1,247
Principal paid	(3,575)	—	(3,575)
Interest paid	(37,594)	—	(37,594)
Lease payments	—	(9,380)	(9,380)
As of December 31, 2020	784,586	22,347	806,933
Proceeds from borrowings	172,174	—	172,174
Debt issuance costs paid	(2,019)	—	(2,019)
Addition to lease liabilities	—	5,288	5,288
Accrual of borrowing's interests	44,323	—	44,323
Exchange difference	(581)	(365)	(946)
Foreign currency translation	(265)	(461)	(726)
Unwinding of discount	—	1,453	1,453
Principal paid	(274,934)	—	(274,934)
Interest paid	(42,592)	—	(42,592)
Borrowings cancellation costs	6,308	—	6,308
Borrowings cancellation and other costs paid	(12,908)	—	(12,908)
Lease payments	—	(7,518)	(7,518)
As of December 31, 2021	674,092	20,744	694,836
Addition to lease liabilities	—	22,462	22,462
Accrual of borrowing's interests	36,360	—	36,360
Exchange difference	—	(6,426)	(6,426)
Foreign currency translation	203	284	487
Unwinding of discount	—	2,838	2,838
Principal paid	(172,522)	—	(172,522)
Interest paid	(36,514)	—	(36,514)
Borrowings cancellation costs	5,141	—	5,141
Borrowings cancellation and other costs paid	(9,118)	—	(9,118)
Lease payments	—	(7,851)	(7,851)
As of December 31, 2022	497,642	32,051	529,693